Schedule of Revision Consolidated Statements of Cash Flows (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from investing activities:
Purchase of fixed assets	$ (2,095,807)	$ (3,751,944)	$ (3,149,397)
Acquisition of investment		(83,089)	(4,388)
Increase investment in subsidiary		74,120
Advance to related parties	(6,245,369)	(12,245,223)
Net cash used in investing activities	(8,341,176)	(16,006,136)	(3,147,658)
Cash flows from financing activities:
Gross proceeds from issuance of common shares pursuant to initial public offering	11,586,250
Proceeds from borrowings	7,443,090	50,910,672	(2,768,651)
Repayment to finance lease payables	(5,561)	(10,216)	(41,328)
Advance to related parties			320,485
Net cash provided by (used in) financing activities	19,023,779	50,900,456	$ (2,489,494)
Previously Reported [Member]
Cash flows from investing activities:
Purchase of fixed assets	(2,095,807)	(3,751,944)
Acquisition of investment		(83,089)
Increase investment in subsidiary		74,120
Advance to related parties
Net cash used in investing activities	(2,095,807)	(3,760,913)
Cash flows from financing activities:
Gross proceeds from issuance of common shares pursuant to initial public offering	11,586,250
Proceeds from borrowings	7,443,090	50,910,672
Repayment to finance lease payables	(5,561)	(10,216)
Advance to related parties	(6,245,369)	(12,245,223)
Net cash provided by (used in) financing activities	12,778,410	38,655,233
Revision of Prior Period, Reclassification, Adjustment [Member]
Cash flows from investing activities:
Purchase of fixed assets
Acquisition of investment
Increase investment in subsidiary
Advance to related parties	(6,245,369)	(12,245,223)
Net cash used in investing activities	(6,245,369)	(12,245,223)
Cash flows from financing activities:
Gross proceeds from issuance of common shares pursuant to initial public offering
Proceeds from borrowings
Repayment to finance lease payables
Advance to related parties	6,245,369	12,245,223
Net cash provided by (used in) financing activities	$ 6,245,369	$ 12,245,223